PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

10.   PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Buildings	254,577	277,569	39,870
Medical equipment	404,050	458,843	65,909
Electronic and office equipment	19,564	20,983	3,014
Motor vehicles	2,993	2,993	430
Leasehold improvement and building improvements	14,050	80,922	11,624
Construction in progress	823,361	1,390,495	199,732
Total	1,518,595	2,231,805	320,579
Less: accumulated depreciation	(275,627)	(314,151)	(45,125)
Impairment charges	(23,659)	(18,793)	(2,700)
	1,219,309	1,898,861	272,754

Depreciation expenses were RMB83,224,  RMB40,855 and RMB44,358 (US$6,372) for the years ended December 31, 2017, 2018 and 2019, respectively. Impairment loss of RMB21,476,  RMB4,418 and RMB6,453 (USD$927) were recognized for network operating segment and impairment loss of nil,  RMB351 and nil for hospital operating segment for the years ended December 31, 2017, 2018 and 2019, respectively. Impairment charges mainly include impairment provided for medical equipment in several low performance centers as well as idle assets.

For the years ended December 31, 2017, 2018 and 2019, impairment of RMB27,906,  RMB41,272 and RMB10,968(US$1,575) was written off for network operating segment upon the disposal of medical equipment and construction project. Impairment of nil,  nil and RMB353 (US$51) was written off for hospital operating segment upon the termination of construction project.

The Group held equipment under operating lease contracts with customers with an original cost of RMB205,279 and RMB271,603 (US$39,013) and accumulated depreciation of RMB133,130 and RMB150,988 (US$ 21,688), as of December 31, 2018 and 2019, respectively.

The total net book value of the Group's property, plant and equipment pledged as collateral for other borrowings as of December 31, 2018 and 2019 was nil and RMB119,359 (US$17,145), respectively.

The total net book value of the Group's construction in progress pledged to secure bank and other borrowings as of December 31, 2018 and 2019 was RMB633,444 and RMB1,152,379(US$165,529), respectively.